5. SEGMENT INFORMATION (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total	R$ 4,031.2	R$ 5,842.1
Halal [Member]
Disclosure of operating segments [line items]
Total	1,818.9	1,777.3
BRAZIL
Disclosure of operating segments [line items]
Total	2,134.0	2,134.0
International [Member]
Disclosure of operating segments [line items]
Total	78.3	1,369.9
SOUTHERN CONE [Member]
Disclosure of operating segments [line items]
Total	0.0	560.9
Goodwill [Member]
Disclosure of operating segments [line items]
Total	2,695.0	4,192.2
Goodwill [Member] | Halal [Member]
Disclosure of operating segments [line items]
Total	1,465.2	1,388.1
Goodwill [Member] | BRAZIL
Disclosure of operating segments [line items]
Total	1,151.5	1,151.5
Goodwill [Member] | International [Member]
Disclosure of operating segments [line items]
Total	78.3	1,345.4
Goodwill [Member] | SOUTHERN CONE [Member]
Disclosure of operating segments [line items]
Total	0.0	307.2
Trademarks [Member]
Disclosure of operating segments [line items]
Total	1,336.2	1,649.9
Trademarks [Member] | Halal [Member]
Disclosure of operating segments [line items]
Total	353.7	389.2
Trademarks [Member] | BRAZIL
Disclosure of operating segments [line items]
Total	982.5	982.5
Trademarks [Member] | International [Member]
Disclosure of operating segments [line items]
Total	0.0	24.5
Trademarks [Member] | SOUTHERN CONE [Member]
Disclosure of operating segments [line items]
Total	R$ 0.0	R$ 253.7